S-K 1603(a) SPAC Sponsor	Apr. 10, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Irenic Sponsor, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]

None of our sponsor, its affiliates, nor any of our promoters has prior experience in organizing special purpose acquisition companies and are not involved in any other special purpose acquisition companies.

Material Roles and Responsibilities [Text Block]

We have assembled an experienced team, who at the commencement of trading of our securities on the Nasdaq will serve as our independent directors to assist in the sourcing and evaluation of prospective business combination targets, the due diligence and deal execution of our business combination, and post-closing strategic involvement with our business combination partner. Our strategy, as further described below, is predicated on identifying a business combination partner we can define and present to our investors with a clear, executable plan to drive long-term shareholder value creation through our collective experience. We believe the operational expertise of our independent directors is a differentiating element of our approach, which gives us the opportunity to pursue potential business combination targets in several industry sectors where we have expertise, and increases our likelihood of finding and completing a suitable business combination.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]

We may approve an amendment or waiver of the letter agreement that would allow our sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement units or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination, which may deprive us of key personnel.

Adam Katz [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Adam Katz, our Chief Executive Officer and a director, brings a differentiated combination of investor, operator and governance experience. Prior to co-founding Irenic in 2021, Mr. Katz was an Associate Portfolio Manager at Elliott Management’s situational investing group, where he evaluated and executed across special situations, activism, private equity and distressed/complex credit. At both Irenic and Elliott, Mr. Katz took significant stakes in aerospace and defense businesses with government programs, contract-driven cash flows and intricate stakeholder dynamics. At Irenic, he has led multiple high-profile public engagements and board-level initiatives, including an activist campaign at Barnes Group Inc., an industrial and aerospace company, where Irenic nominated him to the board, entered into a cooperation agreement and subsequently saw the company acquired by Apollo Funds in a $3.6 billion all-cash transaction that closed in January 2025. Mr. Katz is also recognized externally for his investing acumen, having been named one of Institutional Investor’s “Hedge Fund Rising Stars” (2023). He holds an MBA from Harvard Business School (Baker Scholar) and a JD from Harvard Law School.

E-Fei Wang [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

E-Fei Wang, our President and a director, is a Managing Director and the Head of Private Equity at Irenic. Mr. Wang has over ten years of investing experience across the technology, media, industrials, aerospace and defense, and metals and mining sectors, serving as a Principal on the Private Equity team at Apollo Global Management for eight years prior to joining Irenic. Mr. Wang worked closely with Irenic on the $5.2 billion take-private of Arconic Corporation. Mr. Wang has served as a board member of Arconic Corporation since August 2023 and previously served as a board member of Yahoo Inc. from December 2022 to March 2026 (he continues to serve as a board observer). Mr. Wang graduated from Rice University with a degree in Chemical and Biomolecular Engineering.

Matthew Kupersmith [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Matthew Kupersmith, our Chief Financial Officer, is an advisor to Irenic and has over 20 years of principal investment and operating experience in private equity and alternative asset management. He was most recently a Managing Director at Oaktree Capital Management. Prior to Oaktree, Mr. Kupersmith was co-founder and Chief Investment Officer of alternative asset manager Iron Compass LLC, Managing Director and Head of North American Private Investments at Och-Ziff Capital Management and Associate at Berkshire Partners. He began his career as an investment banker at Goldman Sachs. Mr. Kupersmith has served as a lead board member for numerous portfolio companies across a range of industries. Mr. Kupersmith earned an A.B. in History from Harvard College.

Paul Adams [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Paul Adams has more than 30 years of leadership experience across the aerospace and industrial manufacturing landscape, with particular depth in aircraft engines, complex manufacturing operations and global supply chains. He previously served as President of Pratt & Whitney Company, Inc., a subsidiary of

Raytheon now known as RTX Corporation (NYSE: RTX), a leader in the design, manufacture, and service of aircraft engines and industrial gas turbines. Prior to his role as President, Mr. Adams held senior roles including Chief Operating Officer, where he led enterprise operations spanning engineering, quality, EH&S, information technology, manufacturing and supply chain readiness across the company’s major business units. Following Pratt & Whitney, Mr. Adams served as Chief Operating Officer of Precision Castparts Corp., a leading supplier of aerospace metal components, castings, and forgings. He subsequently expanded his governance and advisory experience, serving as a senior advisor to VulcanForms, Inc. Mr. Adams currently serves as a director of Aclara Resources Inc. (TSX: ARA) and as a board member of OC Oerlikon Corporation AG, Pfäffikon (SWX: OERL). Mr. Adams served as a board member of Rolls-Royce (LSE: RR) from 2021-2023. Mr. Adams holds a BS in Aerospace Engineering from the University of Michigan and completed the Stanford Executive Program at Stanford Graduate School of Business. In 2013, he was inducted into the National Academy of Engineering. Mr. Adams is qualified to serve on our board of directors because of his leadership experience in the aerospace and industrial manufacturing industries.

Kirk S. Hachigian [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Kirk S. Hachigian is a seasoned public-company executive and board leader with extensive experience in corporate governance and value creation in industrial and engineered-product businesses, Previously, Mr. Hachigian served as Chairman of the Board of JELD-WEN Holding, Inc. (NYSE: JELD), a manufacturer of windows and doors, from April 2014 to May 2019 and as Chief Executive Officer from April 2014 to November 2015. Prior to JELD-WEN, he served as Chairman, President, and Chief Executive Officer of Cooper Industries plc, a publicly held electrical equipment and tool manufacturer, until Cooper’s acquisition by Eaton Corporation (NYSE: ETN) in November 2012, having been named Chairman in 2006, Chief Executive Officer in 2005, and President in 2004. Mr. Hachigian currently serves as Chairman of the Board of Allegion plc (NYSE: ALLE), having been a director since Allegion became a standalone public company in 2013 and having served as Lead Director for the majority of his tenure; he also chairs Allegion’s Corporate Governance and Nominating Committee. In addition, Mr. Hachigian serves on the boards of PACCAR Inc. (Nasdaq: PCAR) (director since 2008), NextEra Energy, Inc. (NYSE: NEE) (director since 2013), and L3harris Technologies, Inc. (NYSE: LHX) (director since 2023). Additionally, Mr. Hachigian was on the board of Cabinetworks Group from 2021 to 2022, and the board of American Standard Companies (NYSE: ASD) from 2005 to 2008. Mr. Hachigian holds an MBA from the Wharton School at the University of Pennsylvania and a BS in Mechanical Engineering from the University of California Berkley. Mr. Hachigian is qualified to serve on our board of directors because of his demonstrated track record in leading and overseeing complex industrial organizations, executing strategic initiatives, and maintaining strong governance standards.

Larry A. Lawson [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Larry A. Lawson is an aerospace consultant with decades of leadership experience in aerospace and defense, including leading large-scale aircraft programs and execution-driven turnarounds. Mr. Lawson previously served as President and Chief Executive Officer of Spirit AeroSystems (NYSE: SPR), Inc. from April 2013 until his retirement in August 2016, where he led a highly successful turnaround of the Company. Prior to Spirit AeroSystems, Mr. Lawson served as Executive Vice President of Lockheed Martin Corporation (NYSE: LMT) and President of Lockheed Martin Aeronautics Company, leading Lockheed Martin’s military aircraft business across multiple U.S. sites. Earlier at Lockheed Martin, Mr. Lawson served as Executive Vice President and General Manager of the F-35 Lightning II program, where he was credited with helping recover the program. He also served as Executive Vice President and General Manager of the F-22 Raptor program, which was awarded the 2006 Collier Trophy recognizing the most significant accomplishment in aerospace. During his career, he led the capture, development, and production of the JASSM cruise missile and the Advanced Infra-red Search and Track System. After retiring from Spirit AeroSystems, he served as Operating Partner of Advent International, a private equity firm, from March 2019 until March 2022. In 2025, Mr. Lawson was appointed to the board of directors of KX Software Limited, a data analytics software company serving the financial services and aerospace, defense and space industries, among other data-driven end markets. Mr. Lawson is an M.I.T. Fellow, an alumnus of the Harvard Advanced Management Program, and holds engineering degrees from the University of Missouri and Lawrence Technological University. Mr. Lawson is qualified to serve on our board of directors because of his extensive executive leadership experience and technical background within the aerospace and defense industries.